SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 12,267	$ 11,770
Operating Loss	(6,737)	(3,749)
Goodwill	7,026	7,026
Total Property and Equipment, net	1,804	1,371
Cyber Security [Member]
Revenues	1,634	2,203
Operating Loss	400	581
Goodwill	1,075	1,075
Total Property and Equipment, net	47	109
IoT [Member]
Revenues	8,904	7,656
Operating Loss	(3,004)	(1,373)
Goodwill	2,229	2,229
Total Property and Equipment, net	1,543	1,016
e-Gov [Member]
Revenues	1,729	1,911
Operating Loss	(4,133)	(2,957)
Goodwill	3,722	3,722
Total Property and Equipment, net	$ 214	$ 246